LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES
NOTE 9:-	LEASES

The Company entered into various non-cancelable operating lease agreements for certain of their offices, facilities and equipment, expiring between 2024 and 2031. Components of operating lease expense were as follows:

	Year ended December 31,
	2024	2023	2022

Operating lease expenses *)	$2,984	$2,714	$2,054
Short-term lease expenses	515	560	355
Total lease expenses	$3,499	$3,274	$2,409

 *) Operating lease expenses were mainly paid in cash during the years ended December 31, 2024, 2023 and 2022.

As of December 31, 2024 and 2023, the Company’s operating leases had a weighted average remaining lease term of 3.37 and 2.12 years, respectively, and a weighted average discount rate of 5.18% and 5.34%, respectively.

Future lease payments under operating leases as of December 31, 2024 are as follows:

2025	2,702
2026	2,035
2027	825
2028	735
2029 Onwards	784
Total future lease payments	7,081
Imputed interest	(510)
Total lease liability balance	$6,571